13. Stock and Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
One to Four Family Residential, real estate secured impaired loans, fair value disclosure
Income available to common stockholders	$ 12	$ 1,337
Weighted average shares outstanding	8,107	7,851
Shares outstanding including assumed conversion	10,285	9,943
Basic earnings per share	$ 0.00	$ 0.17
Fully diluted earnings per share (including convertible preferred shares oustanding)	$ 0.00	$ 0.13